Capital management (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital management
Working capital	$ 13,797,579	$ 10,482,034
Shareholders' equity	59,423,106	(6,082,923)	$ (1,006,050)
Debt	$ 112,707	$ 3,679,323